Combined and Consolidated Statements of Cash Flows (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Acquisition of subsidiaries, cash acquired	¥ 651	¥ 6,899
IPO
Offering cost paid	¥ 3,226